As filed with the Securities and Exchange Commission on July 2, 1998

                              Registration No. 33-
                                               811-5159

                          SECURITIES AND EXCHANGE COMMISSION
                               WASHINGTON, D.C.  20549

                                     ------------

                                      FORM N-14

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         [  ] Pre-Effective Amendment No.
                                                         ---
                        [  ] Post-Effective Amendment No.
                                                         ---
                         ROBERTSON STEPHENS INVESTMENT TRUST
                  (Exact name of Registrant as Specified in Charter)

                                555 California Street
                           San Francisco, California  94104
                       (Address of Principal Executive Offices)
                                    (800) 766-3863
                           (Area Code and Telephone Number)

                                  ------------

                                Andrew P. Pilara, Jr.
                          c/o BancAmerica Robertson Stephens
                                555 California Street
                           San Francisco, California  94104
                       (Name and Address of Agent for Service)

                                      Copies to:

                               Timothy W. Diggins, Esq.
                                     Ropes & Gray
                               One International Place
                                Boston, MA  02110-2624

                                  ------------

                    Approximate Date of Proposed Public Offering:
     As soon as practicable after this Registration Statement becomes effective.

                                  ------------

     It is proposed that this filing will become effective on August 1, 1998 pursuant to Rule 488.

                                  ------------


     The Registrant has registered an indefinite number of its shares of beneficial interest, pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon Rule 24f-2, no filing fee is being paid at this time. The Registrant filed a Form 24f-2 in March 1998 for the fiscal year ended
December 31, 1997.

                         ROBERTSON STEPHENS INVESTMENT TRUST

                                Cross-Reference Sheet
                              as required by Rule 481(a)


FORM N-14 ITEM      CAPTION IN PROSPECTUS/PROXY STATEMENT

     1              Cross-Reference Sheet; Outside Front Cover of Prospectus

     2              Outside Back Cover Page of Prospectus; Table of Contents

     3              Overview of the Merger; Risk Factors

     4              Approval or Disapproval of Agreement and Plan of
                    Reorganization

     5, 6           Information about the Funds

     7              Voting Information

     8, 9           Not Applicable

FORM N-14 ITEM      CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

     10             Cover Page

     11             Table of Contents

     12, 13         Additional Information about the Acquiring and Acquired
                    Funds

     14             Financial Statements

FORM N-14 ITEM      CAPTION IN PART C

     15             Indemnification

     16             Exhibits

     17             Undertakings

                      ROBERTSON STEPHENS INVESTMENT TRUST
                             555 California Street
                        San Francisco, California 94104



                                                                August   , 1998



Dear Shareholder:


     You are cordially invited to attend a Meeting of shareholders of the Robertson Stephens Developing Countries Fund, a series of Robertson Stephens
Investment Trust, to be held on [day,]August   , 1998, at 9:00 a.m., San
Francisco time, at the offices of the Trust at 555 California Street, 26th Floor, San Francisco, California. At the Meeting, shareholders will be asked to vote on a proposed merger of the Developing Countries Fund into the Robertson Stephens Partners Fund, also a series of the Trust. Each share of the Developing Countries Fund would be exchanged at net asset value for shares of the Partners Fund.


     Although the Trustees would like very much to have each shareholder attend the Meeting, they realize that this is not possible. Whether or not you plan to be present at the Meeting, your vote is needed. Please complete, sign, and return the enclosed proxy card promptly. A postage-paid envelope is enclosed for this purpose.


     We look forward to seeing you at the Meeting or receiving your proxy card so your shares may be voted at the Meeting.

                                        Sincerely yours,




                                        Andrew P. Pilara, Jr.
                                        President


SHAREHOLDERS ARE URGED TO SIGN AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED ENVELOPE SO AS TO BE REPRESENTED AT THE MEETING.

                      ROBERTSON STEPHENS INVESTMENT TRUST

                  Robertson Stephens Developing Countries Fund


                             ---------------------
                       Notice of Meeting of Shareholders
                                August   , 1998
                             ---------------------
To the Shareholders:

     Notice is hereby given that a Meeting of shareholders of the Robertson Stephens Developing Countries Fund, (the "Developing Countries Fund"), a series of Robertson Stephens Investment Trust (the "Trust"), will be held at 555
California Street, 26th Floor, San Francisco, California, on August   , 1998 at
9:00 a.m., San Francisco time, for the following purposes:

   1. To approve or disapprove an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Developing Countries Fund to the Robertson Stephens Partners Fund (the "Partners Fund"), another series of the Trust, in exchange for shares of the Partners Fund and the assumption by the Partners Fund of all of the liabilities of the Developing Countries Fund, and the distribution of such shares to the shareholders of the Developing Countries Fund in complete liquidation of the Developing Countries Fund.

   2. To consider such other business as may properly come before the meeting.


     Shareholders of record as of the close of business on July   , 1998 are
entitled to notice of, and to vote at, the Meeting.

                                        By order of the Board of Trustees




                                        Dana K. Welch
                                        Secretary

August   , 1998

                      ROBERTSON STEPHENS INVESTMENT TRUST


                          PROSPECTUS/PROXY STATEMENT


                               TABLE OF CONTENTS




                                                                               Page
                                                                              -----
 Overview of the Merger ...................................................     3
 Risk Factors .............................................................     8
 Meeting of Shareholders ..................................................    12
 Approval or Disapproval of Agreement and Plan of Reorganization ..........    12
 Information About the Funds ..............................................    19
 Voting Information .......................................................    19

                      ROBERTSON STEPHENS INVESTMENT TRUST
                             555 California Street
                        San Francisco, California 94104
                                1-800-766-FUND


                 Robertson Stephens Developing Countries Fund


                             ---------------------
                           Prospectus/Proxy Statement

                             ---------------------


                                                                  August  , 1998


     This Prospectus/Proxy Statement relates to the proposed merger (the "Merger") of the Robertson Stephens Developing Countries Fund (the "Developing Countries Fund"), a series of Robertson Stephens Investment Trust (the "Trust"), into Robertson Stephens Partners Fund (the "Partners Fund"), another series of the Trust. The Merger is to be effected through the transfer of all of the assets of the Developing Countries Fund to the Partners Fund in exchange for shares of beneficial interest of the Partners Fund (the "Merger Shares") and the assumption by the Partners Fund of all of the liabilities of the Developing Countries Fund, followed by the distribution of the Merger Shares to the shareholders of the Developing Countries Fund in liquidation of the Developing Countries Fund. As a result of the proposed Merger, each shareholder of the Developing Countries Fund will receive in exchange for his or her Developing Countries Fund shares a number of Partners Fund shares equal in value at the date of the exchange to the aggregate value of the shareholder's Developing Countries Fund shares.

     Because shareholders of the Developing Countries Fund are being asked to approve a transaction which will result in their receiving shares of the Partners Fund, this Proxy Statement also serves as a Prospectus for the Merger Shares of the Partners Fund.

     The Partners Fund's investment objective is long-term growth. It pursues this objective by employing a value methodology to invest in equity securities primarily of companies with market capitalizations of up to $1 billion. The Partners Fund is a "non-diversified" mutual fund.

     THIS PROSPECTUS/PROXY STATEMENT EXPLAINS CONCISELY WHAT YOU SHOULD KNOW BEFORE INVESTING IN THE PARTNERS FUND. PLEASE READ IT AND KEEP IT FOR FUTURE REFERENCE.

     This Prospectus/Proxy Statement is accompanied by a current Prospectus of the Trust dated March 1, 1998 for the Fund's Class A or Class C Shares, as amended or supplemented from time to time (each, a "Prospectus"). The information regarding the Developing Countries Fund and the Partners Fund contained in the Prospectus accompanying this Prospectus/Proxy Statement is incorporated into this Prospectus/Proxy Statement by reference. Each of the Developing Countries Fund and the Partners Fund is sometimes referred to in this Prospectus/ Proxy Statement as a "Fund."

     The following documents have been filed with the Securities and Exchange Commission (the "SEC") and are also incorporated into this Prospectus/Proxy Statement by reference: (i) the financial statements and report of independent accountants contained in the Annual Report to Shareholders of the Developing Countries Fund for the year ended December 31, 1997 and the financial statements and report of independent accountants contained in the Annual Report to Shareholders of the Partners Fund for the year ended December 31, 1997 (collectively, the "Annual Reports"); (ii) the current Statement of Additional Information of the Trust, dated March 1, 1998, as amended or supplemented from time to time (the "SAI"); and (iii) a Statement of Additional Information dated August , 1998 relating to the transaction described in this Prospectus/Proxy Statement (the "Merger SAI").


     For a free copy of any or all of the Prospectus, Annual Reports, SAI, or Merger SAI referred to above, please call 1-800-766-FUND or write to the Trust at the address appearing above.

THE SECURITIES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT HAVE NOT BEEN
 APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR
  ENDORSED BY, BANK OF AMERICA OR ANY OF ITS AFFILIATES AND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

                            OVERVIEW OF THE MERGER

Proposed Transaction

     The Trustees of the Trust have unanimously approved an Agreement and Plan of Reorganization between the Developing Countries Fund and the Partners Fund (the "Agreement"), which is attached to this Prospectus/ Proxy statement as Appendix A. Pursuant to the terms of the Agreement, the Developing Countries Fund will receive a number of Class A and Class C shares of the Partners Fund (the "Merger Shares") equal in value to the value of the net assets of the Developing Countries Fund being transferred and attributable to the Class A and Class C shares, respectively, of the Developing Countries Fund. Following the transfer, (i) the Developing Countries Fund will distribute to each of its Class A and Class C shareholders a number of full and fractional Class A and Class C Merger Shares of the Partners Fund equal in value to the aggregate value of that shareholder's Class A and/or Class C Developing Countries Fund shares, as the case may be, and (ii) the Developing Countries Fund will be liquidated.


     The Class A and Class C shares of the Partners Fund have substantially identical characteristics to the corresponding classes of shares of the Developing Countries Fund. Class A shares are sold at net asset value, without an initial sales charge imposed by the Fund, and are subject to a distribution fee at an annual rate of 0.25% of the average daily net assets attributable to the Fund's Class A shares. (The Developing Countries Fund may make payments under its Class A share distribution plan at an annual rate of up to 0.50% of the Fund's average daily net assets; the Trustees have currently limited payments under the plan to an annual rate of 0.25% of the Funds; average daily net assets.) Class A shares are not subject to a contingent deferred sales charge (a "CDSC"). Class C shares are sold at net asset value, without an initial sales charge imposed by the Fund, but are subject to a 1.00% CDSC if redeemed within one year after purchase. In addition, Class C shares of a Fund are subject to a distribution fee at an annual rate of 0.75% of the average daily net assets of the Fund attributable to its Class C shares. The Class C Distribution Plan for each Fund permits payment under the Plan at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to its Class C shares. The Class C shares of each Fund are also subject to a shareholder servicing fee at an annual rate of 0.25% of the Fund's average daily net assets attributable to its Class C shares. No CDSC will apply in connection with the Merger. However, the Class C Merger Shares will be subject to a CDSC to the same extent as were the Class C Developing Countries Fund shares in respect of which they are issued. For the purposes of computing the CDSC, if any, payable on redemption of Class C Merger Shares, the Merger Shares will be treated as having been purchased as of the same date as the Class C Developing Countries Fund shares in respect of which the Merger Shares were issued.


     [The Trustees unanimously recommend that shareholders of the Developing Countries Fund approve the Merger because it offers shareholders the opportunity to pursue a similar investment program in a larger fund, with potentially reduced operating expenses. See "Operating Expenses" below and "Approval or Disapproval of Agreement and Plan of Reorganization -- Background and Reasons for the Proposed Merger."]

Operating Expenses

     The following tables summarize a shareholder's maximum transaction costs from investing in shares of each Fund and expenses incurred by each Fund based on its fiscal year ended December 31, 1997. The expenses shown for the Partners Fund are based on the expenses the Partners Fund incurred in its fiscal year ended December 31, 1997, but have been restated to give effect on a pro forma combined basis to the proposed Merger, as if the Merger had occurred as of January 1, 1998. Expenses shown for the Developing Countries Fund reflect an expense limitation currently in effect; there is no assurance that the limitation will continue in effect in the future. The tables are provided to help explain a shareholder's share of the operating expenses which each Fund incurs. The examples which follow show the estimated cumulative expenses attributable to a hypothetical $1,000 investment in the Developing Countries Fund and the Partners Fund, over specified periods.



Shareholder Transaction Expenses                      Developing Countries Fund          Partners Fund
--------------------------------------------------   ---------------------------   ------------------------
Class A Shares
 Maximum Sales Load Imposed on Purchases .........              None                         None
 Maximum Sales Load Imposed on Reinvested
   Dividends .....................................              None                         None
 Deferred Sales Load .............................              None                         None
 Redemption Fee* .................................              None                         None
 Exchange Fee ....................................              None                         None
Class C Shares
 Maximum Sales Load Imposed on Purchases .........              None                         None
 Maximum Sales Load Imposed on Reinvested
   Dividends .....................................              None                         None
 Redemption Fee* .................................              None                         None
 Exchange Fee ....................................              None                         None
 Contingent Deferred Sales Charge                     1.0% in the first year;      1.0% in the first year;
   (as a percentage of offering price) ...........     eliminated thereafter        eliminated thereafter

----------
     * A $9.00 fee is charged for redemptions made by bank wire.

Annual Fund Operating Expenses
(as a percentage of net assets)             Developing Countries Fund     Partners Fund
----------------------------------------   ---------------------------   --------------
Class A Shares
 Management Fees .......................              1.25%                  1.25%
 Rule 12b-1 Expenses ...................              0.25%                  0.25%
 Other Expenses ........................               .60%*                 0.28%
                                                      -----                   ----
 Total Fund Operating Expenses .........              2.10%*                 1.78%
Class C Shares
 Management Fees .......................              1.25%                  1.25%
 Rule 12b-1 Expenses ...................              0.75%                  0.75%
 Shareholder Service Fee ...............              0.25%                  0.25%
 Other Expenses ........................               .60%*                 0.28%
                                                      -----                   ----
 Total Fund Operating Expenses .........              2.85%*                 2.53%

----------
     * Reflecting voluntary expense limitations.

     An investment of $1,000 would incur the following expenses, assuming 5% annual return and redemption at the end of each period:



Example                                              1 Year     3 Years     5 Years     10 Years
-------------------------------------------------   --------   ---------   ---------   ---------
Class A
  Developing Countries Fund .....................     $21        $66         $113        $243
  Partners Fund .................................     $18        $56         $ 96        $209
Class C (assuming redemption at end of period)(1)
  Developing Countries Fund .....................     $39        $88         $150        $316
  Partners Fund .................................     $36        $79         $134        $285

----------
(1) Assumes deduction of applicable CDSC.


     This information is provided to help investors understand the operating expenses of the Funds. The example should not be considered a representation of future performance. Actual expenses may be more or less than those shown. Other Expenses and Total Fund Operating Expenses for the Developing Countries Fund reflect voluntary expense limitations currently in effect. In the absence of those limitations, Other Expenses and Total Fund Operating Expenses, respectively, of the Developing Countries Fund would be 1.03% and 2.53% for the Fund's Class A shares and 1.04% and 3.29% for the Fund's Class C shares. The Management Fees paid by the Funds are higher than those paid by most other mutual funds. Because of Rule 12b-1 fees paid by the Funds, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales load permitted under applicable broker-dealer sales rules.

Federal Income Tax Consequences

     The Developing Countries Fund expects that the Merger will be a tax-free reorganization for federal income tax purposes, and consequently that no gain or loss will be recognized by the Developing Countries Fund or its shareholders as a result of the Merger, and the tax basis of the Merger Shares received by each Developing Countries Fund shareholder will be the same as the tax basis of the shareholder's Developing Countries Fund shares. The Federal income tax treatment of the Merger is not clear, however, and the Internal Revenue Service may assert that the Merger is a taxable reorganization. If the Merger were treated as a taxable event, the Developing Countries Fund would recognize gain or loss on the sale of its assets to the Partners Fund, and shareholders of the Developing Countries Fund would recognize taxable gain or loss on receipt of the Merger Shares equal to the difference between the net asset value of the Partners Fund shares received and the shareholder's tax basis in his or her Developing Countries Fund shares. See "Information About the Merger -- Federal Income Tax Consequences."


Comparison of Investment Objectives, Policies, and Restrictions


     Robertson Stephens Investment Management, L.P. ("RSIM") currently serves as investment advisor to both Funds. The investment objectives, policies, and restrictions of the Funds and certain differences between them are summarized below. For a more detailed description of the investment techniques used by the Funds, please see the accompanying Prospectus, as well as the SAI and the Merger SAI.

     The Partners Fund's investment objective is long-term growth. The Partners Fund employs a value methodology to invest in equity securities primarily of companies with market capitalizations of up to $1 billion. This traditional value methodology combines Graham & Dodd balance sheet analysis with cash flow analysis. In selecting investments for the Partners Fund, RSIM: (i) performs fundamental research focusing on business analysis; (ii) observes how management allocates capital; (iii) strives to understand the unit economics of the business of the company; (iv) keys on the cash flow rate of return on capital employed; (v) discerns the sources and uses of cash; (vi) considers how management is compensated; and (vii) asks how the stock market is pricing the entire company. The Partners Fund may invest without limit in foreign securities, and may, at times, invest all or most of its assets in securities of U.S. issuers. See "Risk Factors -- Foreign securities," below.

     The Developing Countries Fund's investment objective is long-term capital appreciation. The Developing Countries Fund invests primarily in a non-diversified portfolio of publicly traded developing country equity securities. The Developing Countries Fund may also, to a lesser degree, invest in private placements of developing country equity securities. Developing country equity securities are securities which are principally traded in the capital markets of a developing country; securities of companies that derive at least 50% of their total revenues from either goods produced or services performed in developing countries or from sales made in developing countries, regardless of where the securities of such companies are principally traded; securities of companies organized under the laws of, and with a principal office in, a developing country; securities of investment companies (such as country funds) that principally invest in developing country securities; and American Depository Receipts (ADRs) and Global Depository Receipts (GDRs) with respect to the securities of such companies. Developing Countries are countries that in the opinion of RSIM are generally considered to be developing countries by the international financial community. Examples of countries that might constitute developing countries include: Argentina, Brazil, China, the Czech Republic, Egypt, Indonesia, Israel, Korea, Malaysia, Mexico, Philippines, Romania, Russia, South Africa, Taiwan, Thailand and Turkey. The Developing Countries Fund will normally invest at least 65% of its assets in developing country equity securities. See "Risk Factors -- Foreign Securities," below for a description of certain characteristics of developing countries and related risks.

     In selecting investments for the Developing Countries Fund, RSIM may consider a number of factors in evaluating potential investments, including political risks, classic macroeconomic variables, and equity market valuations. RSIM may also focus on the quality of a company's management, the company's growth prospects, and the financial well being of the company. The Developing Countries Fund's investments generally will reflect a broad cross-section of countries, industries, and companies, in order to limit risk. In situations where the market for a particular security is determined by RSIM to be sufficiently liquid, the Developing Countries Fund may engage in short sales. See "Risk Factors -- Short Sales," below for a discussion of certain characteristics of short sales. The Developing Countries Fund may also borrow money to purchase additional portfolio securities. See "Risk Factors -- Borrowing and Leverage," below for a discussion of certain characteristics of such borrowing.


     The Developing Countries Fund may invest up to 10% of its total assets in shares of other investment companies. Such other investment companies would likely pay expenses similar to those paid by the Developing Countries Fund, including, for example, advisory and administrative fees. RSIM will waive its investment advisory fees on the Developing Countries Fund's assets invested in other open-end investment companies, to the extent of the advisory fees of those investment companies attributable to the Developing Countries Fund's investment.


     Both Funds are non-diversified mutual funds, which entails certain risks. See "Risk Factors -- Non-Diversification and Sector Concentration," below. Although both Funds seek to invest principally in common stock, they may also invest in preferred stocks, warrants, and debt securities if RSIM believes they would help achieve the Fund's objective. Both Funds may also invest in options and futures, index options and futures, and a variety of other derivative instruments. See the Prospectus, the SAI, and the Merger SAI. See also "Risk Factors -- Options and Futures," "Risk Factors -- Index Futures and Options," and "Risk Factors -- Risks Related to Options and Futures Strategies," below. Both Funds invest in smaller companies, which may present greater opportunities for investment return than do larger companies, but may also involve greater risks. Such companies may have limited product lines, markets, or financial resources, or may depend on a limited management group. Their securities may trade less frequently and in limited volume. As a result, the prices of these securities may fluctuate more than prices of securities of larger, more widely traded companies. See "Risk Factors -- Investments in Smaller Companies," below.


     The Developing Countries Fund is managed by a team of professionals at RSIM. Andrew P. Pilara, Jr., the President and Trustee of the Trust, is primarily responsible for the day-to-day management of the Partners Fund.


Comparison of Distribution Policies and Purchase, Exchange, and Redemption Procedures

     The Funds have substantially the same procedures for purchasing shares. The Funds offer two classes of shares, Classes A and C, to the general public. See "Overview of the Merger -- Proposed Transaction," above, for a description of each Class.

     Shares of each Fund can be exchanged at net asset value for shares of the same class of any other fund offered by the Trust, subject to certain investment minimums and less any applicable CDSC.

     Redemption procedures for the Funds are also substantially identical. Shares of a Fund may be redeemed on any day the New York Stock Exchange is open at their net asset value next determined after receipt of the redemption request, less any applicable CDSC. Shares can be redeemed through participating financial institutions, by calling or submitting a written redemption request directly to the Fund's transfer agent (for non-broker accounts) or through Autosell (an automated system enabling electronic fund transfers to be made directly between a shareholder's Fund account and bank account). Shares may also be sold directly to a Fund by mail, by telephone or by wire transfer.


                                 RISK FACTORS


     Certain risks associated with an investment in the Partners Fund and of the Developing Countries Fund are summarized below. The Partners Fund shares a number of investment policies with the Developing Countries Fund as described more fully above under "Overview of the Merger -- Comparison of Investment Objectives, Policies, and Restrictions." Many of the risks of an investment in the Partners Fund are substantially similar to the risks of an investment in the Developing Countries Fund. A more detailed description of certain of the risks associated with an investment in the Partners Fund may be found in the Prospectus under the caption "Other Investment Practices and Risk Considerations" and in the SAI.


     The values of all securities and other instruments held by the Partners Fund vary from time to time in response to a wide variety of market factors. Consequently, the net asset value per share of the Partners Fund will vary so that an investor's shares, when redeemed, may be worth more or less than the amount invested.

     Investments in Smaller Companies. Each Fund may invest a substantial portion of its assets in securities issued by small companies. Such companies may offer greater opportunities for capital appreciation than larger companies, but investments in such companies may involve certain special risks. Such companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group. While the markets in securities of such companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volume than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and a Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers' underlying earnings potential or assets.

     Some securities of smaller issuers may be restricted as to resale or may otherwise be highly illiquid. The ability of a Fund to dispose of such securities may be greatly limited, and a Fund may have to continue to hold such securities during periods when RSIM would otherwise have sold the security. It is possible that RSIM or its affiliates or clients may hold securities issued by the same issuers, and may in some cases have acquired the securities at different times, on more favorable terms, or at more favorable prices, than a Fund.

     Short Sales. The Developing Countries Fund, but not the Partners Fund, may engage in short sales on securities with a value of up to 25% of the Fund total assets. When RSIM anticipates that the price of a security will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The Developing Countries Fund may make a profit or incur a loss depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. An increase in the value of a security sold short by the Developing

Countries Fund over the price at which it was sold short will result in a loss to the Fund, and there can be no assurance that the Fund will be able to close out the position at any particular time or at an acceptable price. The Partners Fund does not engage in short sales.

     Foreign Securities. Both Funds may invest in securities principally traded in foreign markets. Because foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets may be affected favorably or unfavorably by currency exchange rates and exchange control regulations. There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, there may be a possibility of nationalization or expropriation of assets, imposition of currency exchange controls, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of a Fund's investments in certain foreign countries. Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. In the case of securities issued by a foreign governmental entity, the issuer may in certain circumstances be unable or unwilling to meet its obligations on the securities in accordance with their terms, and a Fund may have limited recourse available to it in the event of default. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those foreign countries. Special tax considerations apply to foreign securities. A Fund may buy or sell foreign currencies and options and futures contracts on foreign currencies for hedging purposes in connection with its foreign investments. Except as otherwise provided in the Prospectus, there is no limit on the amount of a Fund's assets that may be invested in foreign securities.

     Each of the Funds may invest in securities of issuers in developing countries. Investments in developing countries are subject to the same risks applicable to foreign investments generally, although those risks may be increased due to conditions in such countries. For example, the securities markets and legal systems in developing countries may only be in a developmental stage and may provide few, or none, of the advantages or protections of markets or legal systems available in more developed countries. Although many of the securities in which the Funds may invest are traded on securities exchanges, they may trade in limited volume, and the exchanges may not provide all of the conveniences or protections provided by securities exchanges in more developed markets. The Funds may also invest a substantial portion of their assets in securities traded in the over-the-counter markets in such countries and not on any exchange, which may affect the liquidity of the investment and expose the Funds to the credit risk of their counterparties in trading those investments. The prices of securities of issuers in developing countries are subject to greater volatility than those of issuers in many more developed countries.

     Debt Securities. Each of the Funds may invest in debt securities from time to time, if RSIM believes investing in such securities might help achieve the Fund's objective. The Partners Fund may invest without limit in debt securities and other fixed-income securities. The Developing Countries Fund may invest in debt securities to the extent consistent with its investment policies, although RSIM expects that under normal circumstances the Developing Countries Fund would not likely invest a substantial portion of its assets in debt securities.

     The Funds will invest only in securities rated "investment grade" or considered by RSIM to be of comparable quality. Investment grade securities are rated Baa or higher by Moody's Investors Service, Inc. or BBB or higher by Standard & Poor's. Securities rated Baa or BBB lack outstanding investment characteristics, have speculative characteristics, and are subject to greater credit and market risks than higher-rated securities. Descriptions of the securities ratings assigned by Moody's and Standard & Poor's are set out in the SAI.

     Both Funds may at times invest in so-called "zero-coupon" bonds and "payment-in-kind" bonds. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The values of zero-coupon bonds and payment-in-kind bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently, and may involve greater credit risk than such bonds.

     A Fund will not necessarily dispose of a security when its debt rating is reduced below its rating at the time of purchase, although RSIM will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective. If a security's rating is reduced below investment grade, an investment in that security may entail the risks of lower-rated securities described below:

     Borrowing and leverage. The Developing Countries Fund may borrow money to invest in additional portfolio securities. This practice, known as "leverage," increases the Fund's market exposure and its risk. In addition, use of short sales by the Developing Countries Fund may provide the economic equivalent of the Fund's borrowing money. When the Fund has borrowed money for leverage and its investments increase or decrease in value, the Fund's net asset value will normally increase or decrease more than if it had not borrowed money. The interest the Fund must pay on borrowed money will reduce the amount of any potential gains or increase any losses. The extent to which the Developing Countries Fund will borrow money, and the amount it may borrow, depend on market conditions and interest rates. Successful use of leverage depends on RSIM's ability to predict market movements correctly. The Developing Countries Fund may at times borrow money by means of reverse repurchase agreements. Reverse repurchase agreements generally involve the sale by a Fund of securities held by it and an agreement to repurchase the securities at an agreed-upon price, date, and interest payment. Reverse repurchase agreements will increase a Fund's overall investment exposure and may result in losses. The amount of money borrowed by the Developing Countries Fund for leverage may generally not exceed one-third of the Fund's assets (including the amount borrowed).

     Options and Futures. Both Funds may buy and sell call and put options to hedge against changes in net asset value or to attempt to realize a greater current return. In addition, through the purchase and sale of futures contracts and related options, a Fund may at times seek to hedge against fluctuations in net asset value and to attempt to increase its investment return.

     A Fund's ability to engage in options and futures strategies will depend on the availability of liquid markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of options or futures contracts. Therefore, there is no assurance that a Fund will be able to utilize these instruments effectively for the purposes stated above. Options and futures transactions involve certain risks which are described below and in the SAI.

     Transactions in options and futures contracts involve brokerage costs and may require a Fund to segregate assets to cover its outstanding positions. For more information, see the SAI.

     Index Futures and Options. The Funds may buy and sell index futures contracts ("index futures") and options on index futures and on indices (or may purchase investments whose values are based on the value from time to time of one or more securities indices) for hedging purposes. An index future is a contract to buy or sell units of a particular bond or stock index at an agreed price on a specified future date. Depending on the change in value of the index between the time when the Fund enters into and terminates an index futures or option transaction, the Fund realizes a gain or loss. A Fund may also buy and sell index futures and options to increase its investment return.

     Risks Related to Options and Futures Strategies. Options and futures transactions involve costs and may result in losses. Certain risks arise because of the possibility of imperfect correlations between movements in the prices of futures and options and movements in the prices of the underlying security or index of the securities held by a Fund that are the subject of a hedge. The successful use by a Fund of the strategies described above further depends on the ability of RSIM to forecast market movements correctly. Other risks arise from a Fund's potential inability to close out futures or options positions. Although a Fund will enter into options or futures transactions only if RSIM believes that a liquid secondary market exists for such option or futures contract, there can be no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

     Each Fund expects that its options and futures transactions generally will be conducted on recognized exchanges. A Fund may in certain instances purchase and sell options in the over-the-counter markets. A Fund's ability to terminate options in the over-the-counter markets may be more limited than for exchange-traded options, and such transactions also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to the Fund. A Fund will, however, engage in over-the-counter transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of RSIM, the pricing mechanism and liquidity of the over-the-counter markets are satisfactory and the participants are responsible parties likely to meet their obligations.

     A Fund will not purchase futures or options on futures or sell futures if, as a result, the sum of the initial margin deposits on the Fund's existing futures positions and premiums paid for outstanding options on futures contracts would exceed 5% of the Fund's assets. (For options that are "in-the-money" at the time of purchase, the amount by which the option is "in-the-money" is excluded from this calculation.)


     Non-Diversification and Sector Concentration. The Partners Fund and the Developing Countries Fund are "non-diversified" investment companies, and each may invest its assets in a more limited number of issuers than may other investment companies. Under the Internal Revenue Code, an investment company, including a non-diversified investment company, generally may not invest more than 25% of its assets in obligations of any one issuer other than U.S. Government obligations and, with respect to 50% of its total assets, a Fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government securities). Thus, each Fund may invest up to 25% of its total assets in the securities of each of any two issuers. This practice involves an increased risk of loss to the Fund if the market value of a security should decline or its issuer were otherwise not to meet its obligations.


     At times a Fund may invest more than 25% of its assets in securities of issuers in one or more market sectors such as, for example, the technology sector. A market sector may be made up of companies in a number of related industries. A Fund would only concentrate its investments in a particular market sector if RSIM were to believe the investment return available from concentration in that sector justifies any additional risk associated with concentration in that sector. When a Fund concentrates its investments in a market sector, financial, economic, business, and other developments affecting issuers in that sector will have a greater effect on the Fund than if it had not concentrated its assets in that sector.

     Securities Loans and Repurchase Agreements. Both Funds may lend portfolio securities to broker-dealers and may enter into repurchase agreements. These transactions must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligations and the Fund is delayed or prevented from recovering the collateral.

     Defensive Strategies. At times, RSIM may judge that market conditions make pursuing a Fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times, RSIM may temporarily use alternative strategies, primarily designed to reduce fluctuations in the values of the Fund's assets. In implementing these "defensive" strategies, a Fund may invest in U.S. Government securities, other high-quality debt instruments, and other securities RSIM believes to be consistent with the Fund's best interests.

     Portfolio Turnover. The length of time a Fund has held a particular security is not generally a consideration in investment decisions. The investment policies of a Fund may lead to frequent changes in the Fund's investments, particularly in periods of volatile market movements. A change in the securities held by a Fund is known as "portfolio turnover." Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. Such sales may result in realization of taxable capital gains. The portfolio turnover rate for the Developing Countries Fund during its fiscal year ended December 31, 1997 was 148% and the rate for the Partners Fund for the year was 78%.


                            MEETING OF SHAREHOLDERS


     This Prospectus/Proxy Statement is furnished in connection with a meeting
of Developing Countries Fund shareholders to be held on August   , 1998 or at
such later time as may be made necessary by adjournment (the "Meeting"), and the solicitation of proxies by and on behalf of the Board of Trustees of the Trust for use at the Meeting. The Meeting is being held to consider the proposed Merger of the Developing Countries Fund and the Partners Fund by the transfer of all of the Developing Countries Fund's assets and liabilities to the Partners Fund. This Prospectus/Proxy Statement and the enclosed form of
proxy are being mailed to shareholders on or about August   , 1998.


     The Board of Trustees of the Trust knows of no matters other than those set forth herein to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the Board's intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


        APPROVAL OR DISAPPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION

Summary of Proposal

     The shareholders of the Developing Countries Fund are being asked to approve or disapprove the Merger between the Developing Countries Fund and the Partners Fund. The Merger is proposed to take place pursuant to the Agreement and Plan of Reorganization between the Developing Countries Fund and the Partners Fund (the "Agreement"), the form of which is attached to this Prospectus/Proxy Statement as Appendix A.

     The Agreement provides, among other things, for the transfer of all of the assets of the Developing Countries Fund to the Partners Fund in exchange for
(i) the assumption by the Partners Fund of all of the liabilities of the Developing Countries Fund and (ii) the issuance to the Developing Countries Fund of the Class A and Class C Merger Shares, the number of which will be calculated based upon the value of the net assets attributable to the Class A and Class C shares, respectively, of the Developing Countries Fund acquired by the Partners Fund and the net asset value per Class A and Class C share of the Partners Fund, all as more fully described below under "Information About the Merger."

     After receipt of the Merger Shares, the Developing Countries Fund will cause the Class A Merger Shares to be distributed to its Class A shareholders and the Class C Merger Shares to be distributed to its Class C shareholders in complete liquidation of the Developing Countries Fund. Each shareholder of the Developing Countries Fund will receive a number of full and fractional Class A or Class C Merger Shares equal in value at the date of the exchange to the aggregate value of the shareholder's Class A or Class C Developing Countries Fund shares, as the case may be.


     Trustees' Recommendation. [The Trustees of the Trust have voted unanimously to approve the proposed Merger by and between the Developing Countries Fund and the Partners Fund and to recommend that shareholders of the Developing Countries Fund also approve the Merger for such Fund.]



     Required Shareholder Vote. Approval of the proposed Merger will require the affirmative vote of a majority of the shares of the Developing Countries Fund voted at the Meeting if a quorum is present. Shares of the Developing Countries Fund shall vote together as a single class.


     A shareholder of the Developing Countries Fund objecting to the proposed Merger is not entitled under either Massachusetts law or the Trust's Agreement and Declaration of Trust (the "Declaration of Trust") to demand payment for or an appraisal of his or her Developing Countries Fund shares if the Merger is consummated over his or her objection. Shareholders may, however, redeem their shares at any time prior to the Merger, and if the Merger is consummated, shareholders will still be free at any time to redeem their Merger Shares, in each case for cash at net asset value at the time of such redemption, less any applicable CDSC, or to exchange their Merger Shares for shares of the same class of other funds offered by the Trust.


Background and Reasons for the Proposed Merger


     [The Trustees of the Trust, including the Trustees who are not "interested persons" of the Trust within the meaning of the Investment Company Act of 1940, as amended (the "Independent Trustees"), have determined that the Merger would be in the best interests of each Fund, and that the interests of each Fund's shareholders would not be diluted as a result of effecting the Merger. In evaluating the proposed Merger, the Trustees considered the investment objectives and policies, the asset sizes, the fee structures, and the operating histories of both Funds. The Trustees also consulted with RSIM concerning the anticipated impact that the Merger would have on the Funds and their shareholders with respect to a variety of factors, including tax considerations. In addition, the Trustees considered that the Developing Countries Fund had experienced significant redemptions during the past year, and that, in light of its investment policies and its investment performance to date, the Fund was unlikely under current market conditions to experience any substantial increase in its size.]


     [The principal reasons why the Trustees are recommending the Merger are as follows:


     Economies of Scale at Fund Level. The Trustees have determined that it is in the best interests of the Developing Countries Fund's shareholders to combine the Developing Countries Fund with the Partners Fund in order to increase the asset base over which the Developing Countries Fund's expenses will be spread. The increased asset base is expected to result in aggregate operating expenses that would be lower than those that would otherwise be borne by the Developing Countries Fund.




     Appropriate Investment Objectives. The Trustees considered that, in light of the Developing Countries Fund's performance to date and the fact that the Fund was unlikely to experience any substantial increase in size under current market conditions, the Partners Fund may provide a desirable alternative investment opportunity for Developing Countries shareholders. The Trustees considered that, although the Partners Fund is not required to invest any portion of its assets in developing countries, it nonetheless provides investors with a long-term investment in a portfolio of equity securities selected by RSIM based on fundamental analysis, with the capability to invest any part of its assets in foreign countries, including developing countries. (Under current market conditions, most of the Partners Fund's assets are invested in securities of issuers located in the United States.) The Trustees also considered that, although the Developing Countries Fund is not required to invest in securities of smaller companies, it has typically invested a substantial portion of its assets in companies with market capitalizations of less than $1 billion. (The Partners Fund invests in equity securities primarily of companies with market capitalizations of up to $1 billion.)]


Information about the Merger

     Agreement and Plan of Reorganization. The proposed Agreement provides that the Partners Fund will acquire all of the assets of the Developing Countries Fund in exchange for (i) the assumption by the Partners Fund of all of the liabilities of the Developing Countries Fund and (ii) the issuance of the Class A and Class C Merger Shares, all as of the Exchange Date (defined in the
Agreement to be August   , 1998 or such other date as may be agreed upon by the
Funds). The following discussion of the Agreement is qualified in its entirety by the full text of the Agreement, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

     The Developing Countries Fund will transfer all of its assets to the Partners Fund. In exchange, the Partners Fund will assume all of the liabilities of the Developing Countries Fund and deliver to the Developing Countries Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Developing Countries Fund attributable to its Class A shares, less the value of the liabilities of the Developing Countries Fund assumed by the Partners Fund attributable to the Class A shares of the Developing Countries Fund, and (ii) a number of full and fractional Class C Merger Shares having an aggregate net asset value equal to the value of the assets of the Developing Countries Fund attributable to its Class C shares, less the value of the liabilities of the Developing Countries Fund assumed by the Partners Fund attributable to the Class C shares of the Developing Countries Fund.

     Immediately following the Exchange Date, the Developing Countries Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Merger Shares received by the Developing Countries Fund, with Class A Merger Shares being distributed to holders of Class A shares of the Developing Countries Fund and Class C Merger Shares being distributed to holders of

Class C shares of the Developing Countries Fund. As a result of the proposed transaction, each holder of Class A and Class C shares of the Developing Countries Fund will receive a number of Class A and Class C Merger Shares equal in aggregate value at the Exchange Date to the value of the Class A and Class C shares, respectively, of the Developing Countries Fund held by the shareholder. This distribution will be accomplished by the establishment of accounts on the share records of the Partners Fund in the names of the Developing Countries Fund shareholders, each account representing the number of full and fractional Class A and Class C Merger Shares due such shareholder. Certificates for Merger Shares will not be issued.


     The consummation of the Merger is subject to the conditions set forth in the Agreement, any of which may be waived. The Agreement may be terminated and the Merger abandoned at any time before or after approval by the shareholders of the Developing Countries Fund, prior to the Exchange Date, by mutual consent of the Funds or, if any condition set forth in the Agreement has not been fulfilled and has not been waived by the party entitled to its benefits, by such party. The Agreement provides that the Merger need not be consummated if the Trustees of the Trust shall have concluded in good faith, prior to the Exchange Date, that the Merger would not be in the best interests of the Developing Countries Fund's shareholders.

     All legal and accounting fees and expenses, printing, filing and proxy solicitation expenses, portfolio transfer taxes (if any), brokerage and similar expenses and other fees and expenses incurred in connection with the consummation of the transactions contemplated by the Agreement will be borne by the Developing Countries Fund and the Partners Fund in the same proportions as their respective aggregate net asset values bear to each other.

     Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by any other party of such expenses would result in the disqualification of the first party as a "regulated investment company" within the meaning of Section 851 of the Internal Revenue Code of 1986, as amended (the "Code").


     Description of the Merger Shares. Full and fractional Merger Shares will be issued to the Developing Countries Fund's shareholders in accordance with the procedure under the Agreement as described above. The Merger Shares are Class A and Class C shares of the Partners Fund, which have characteristics substantially identical to those of the corresponding class of the Developing Countries Fund with respect to sales charges, CDSCs, and Rule 12b-1 fees, and shareholder servicing fees.


     The Partners Fund and the Developing Countries Fund each pays a management fee at an annual rate of 1.25% of average daily net assets.

     Class A shares of the Partners Fund are sold at net asset value, without an initial sales charge imposed by the Fund, and are subject to a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets attributable to its Class A shares. (The Developing Countries Fund may make payments under its Class A shares distribution plan at an annual rate of up to 0.50% of the Fund's average daily net assets; the Trustees have currently limited payments under the plan to an annual rate of 0.25% of the Fund's average daily net assets.) Class A shares are not subject to a CDSC. Class C shares of the Partners Fund are sold at net asset value, without an initial sales charge imposed by the Fund, but are subject to a 1.00% CDSC if redeemed within one year after purchase. In addition, Class C shares of the Partners Fund are subject to a distribution fee paid by the Fund at an annual rate of 0.75% of the average daily net assets of the Fund attributable to its Class C shares. The Distribution Plan relating to the Fund's Class C shares permits payment under the Plan at an annual rate of up to 1.00% of the average daily net assets of the Fund attributable to the Fund's Class C shares. The Class C shares of the Fund are also subject to a shareholder servicing fee at an annual rate of 0.25% of the average daily net assets of the Fund attributable to its Class C shares. Class C shares of the

Partners Fund are subject to a 1.00% CDSC if redeemed within one year after purchase. Shareholders redeeming Class C shares have a one-time right, however, to reinvest within 90 days the redemption proceeds plus the CDSC paid, if any, at the next determined net asset value. For the purposes of computing the CDSC, if any, payable on redemption of Class C Merger Shares, the Merger Shares will be treated as having been purchased as of the date that, and for the price at which, the Class C Developing Countries Fund shares exchanged for such Merger Shares were purchased.

     Both Class A and Class C shares of the Partners Fund are subject to a $9.00 fee charged for redemptions made by bank wire. In addition, shares of both classes of the Partners Fund can be exchanged at net asset value for shares of the same class of any other fund offered by the Trust, subject to certain limitations set forth in the Prospectus.




     Federal Income Tax Consequences. The Merger is expected to be a tax-free reorganization, in which case (i) under Section 361 of the Code, no gain or loss will be recognized by the Developing Countries Fund as a result of the reorganization; (ii) under Section 354 of the Code, no gain or loss will be recognized by shareholders of the Developing Countries Fund on the distribution of Merger Shares to them in exchange for their shares of the Developing Countries Fund; (iii) under Section 358 of the Code, the tax basis of the Merger Shares that the Developing Countries Fund's shareholders receive in place of their Developing Countries Fund shares will be the same as the basis of the Developing Countries Fund shares exchanged; (iv) under Section 1223(1) of the Code, a shareholder's holding period for the Merger Shares received pursuant to the Agreement will be determined by including the holding period for the Developing Countries Fund shares exchanged for the Merger Shares, provided that the shareholder held the Developing Countries Fund shares as a capital asset; (v) under Section 1032 of the Code, no gain or loss will be recognized by the Partners Fund as a result of the reorganization; (vi) under
Section 362(b) of the Code, the Partners Fund's tax basis in the assets that the Partners Fund receives from the Developing Countries Fund will be the same as the Developing Countries Fund's basis in such assets; and (vii) under
Section 1223(2) of the Code, the Partners Fund's holding period in such assets will include the Developing Countries Fund's holding period in such assets. The treatment of the Merger as a tax-free reorganization is based in part on the circumstances prevailing at the time of the Merger.


     The federal income tax treatment of the Merger is not clear, however, and the Internal Revenue Service may assert that the Merger is a taxable reorganization. If the Merger were treated as a taxable event, the Developing Countries Fund would recognize gain or loss on the sale of its assets to the Partners Fund, and shareholders of the Developing Countries Fund would recognize taxable gain or loss on receipt of the Merger Shares equal to the difference between the net asset value of the Partners Fund shares received and the shareholder's tax basis in his or her Developing Countries Fund shares. In particular, in such a case, the Partners Fund's cost basis for each security acquired from the Developing Countries Fund in the Merger would be the fair market value of such security at the time of the Merger (rather than the Developing Countries Fund's cost basis), and as a result of the Merger the Developing Countries Fund's net unrealized losses and capital loss carryforwards would not be available for use by either Fund. In addition, "individuals" (as defined in the Code) would be able to use any capital losses arising from the Merger to offset other realized capital gains or to offset ordinary income in the current year up to $3,000, and would also be able carry forward losses indefinitely to offset future realized capital gains, and shareholders who are not "individuals" would be able to use realized capital losses to offset realized capital gains in the current year and would also be able to carry forward or carry back losses to offset future or past realized gains. There can be no assurance that the Internal Revenue Service would not prevail in the assertion that the Merger is a taxable transaction.

     Because the Developing Countries Fund's belief that the reorganization will be tax-free is based in part on certain factors beyond its control and which cannot yet be determined (including in particular shareholder redemption levels prior to the Merger), it is possible that the Developing Countries Fund itself will take the position that the reorganization is taxable. You should consult your tax adviser as to your precise tax consequences arising from the Merger. To receive a written summary of your investment history call the Funds at 1-800-766-FUND.

     At July    , 1998, the Developing Countries Fund had an unrealized capital
loss of approximately       , or approximately     per Class A and Class C
share of that Fund. As of the same date, the Partners Fund had an unrealized
capital gain of approximately         or approximately      per Class A share
and     per Class C share. If the Merger had been effected at that date, the unrealized capital gain per Class A share of the Partners Fund (including Class
A Merger Shares) would have been approximately     per share, and the
unrealized capital gain per Class C share of the Partners Fund (including Class
C Merger Shares) would have been approximately     per share. At December 31,
1997, the Developing Countries Fund had a tax loss carryforward of
approximately           .

     Declaration of Trust. Each of the Merger Shares will be fully paid and nonassessable by the Partners Fund when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

     Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust. However, the Declaration of Trust disclaims shareholder liability for claims against the Trust and contemplates that notice of such disclaimer be given in any note, bond, contract, instrument, certificate, or undertaking made or issued on behalf of the Trust or the Board of Trustees. The Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any shareholder held personally liable solely by reason of his or her being or having been a shareholder. Thus, the risk of a shareholder's incurring financial loss from shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations. The likelihood of such a circumstance is considered remote. The shareholders of the Developing Countries Fund are currently subject to the same risk of shareholder liability under Massachusetts law and the Declaration of Trust.

     A Trustee may be removed from office by vote of shareholders holding at least two-thirds of the outstanding shares of the Trust.

     The Declaration of Trust provides that any fund, including the Developing Countries Fund, may be terminated at any time by the affirmative vote of a "majority of the outstanding voting securities" of that fund (as the quoted phrase is defined in the 1940 Act) or by the Trustees by written notice to the shareholders of that fund. The Declaration of Trust provides that the Trust may be terminated at any time by the affirmative vote of a

"majority of the outstanding voting securities" of each series of the Trust (as the quoted phrase is defined in the 1940 Act), voting separately by series, or by the Trustees by written notice to the shareholders of the Trust.

     The Declaration of Trust provides that 40% of the shares entitled to vote at the Meeting will constitute a quorum for the Meeting.

     Capitalization. The following table shows the capitalizations of the Partners Fund and the Developing Countries Fund as of December 31, 1997 and of the Partners Fund on a pro forma basis as of that date, giving effect to the proposed acquisition by the Partners Fund of the assets and liabilities of the Developing Countries Fund at net asset value:



                                                  December 31, 1997
                            -------------------------------------------------------------
                                                                           Partners Fund:
                                                  Developing Countries       Pro Forma
                               Partners Fund              Fund                Combined
                            ------------------   ----------------------   ---------------
Net Assets
Class A .................     $  194,133,477         $29,430,602            $223,563,779
Class C .................     $    1,000,192         $    75,333            $  1,075,525
Shares Outstanding
Class A .................         11,772,955           3,670,815              15,943,770
Class C .................             60,977               9,497                  70,474
Net Asset Value Per Share
Class A .................     $        16.49         $      8.02            $      14.48
Class C* ................     $        16.40         $      7.93            $      15.26


----------
* Redemption price per share is equal to net asset value less any applicable
CDSC.

                          INFORMATION ABOUT THE FUNDS

     Other information regarding the Developing Countries Fund and the Partners Fund, including information with respect to their investment objectives, policies, and restrictions and financial histories may be found in the Merger SAI, the Prospectuses, the SAI, and the Annual Reports, which are available upon request by calling 1-800-766-FUND. To the extent any information in respect of the Developing Countries Fund or the Partners Fund found in any such document is inconsistent with the information contained in this Prospectus/Proxy Statement, this Prospectus/Proxy Statement should be deemed to supersede such other document.

     Proxy materials, reports, proxy and information statements, and other information filed by the Trust with respect to the Funds can be inspected and copied at the Public Reference Facilities maintained by the Securities and Exchange Commission at 450 Fifth Street, N.W., Washington, D.C. 20549; 7 World Trade Center, Suite 1300, New York, New York 10048; and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates.


                              VOTING INFORMATION

     Record Date, Quorum, and Method of Tabulation. Shareholders of record of
the Developing Countries Fund at the close of business on July   , 1998 (the
"Record Date") will be entitled to notice of and to vote at the Meeting or any adjournment thereof. The holders of 40% of the Class A and Class C shares of the Developing Countries Fund outstanding at the close of business on the Record Date present in person or represented by proxy will constitute a quorum for the Meeting. Shareholders are entitled to one vote for each share held, with fractional shares voting proportionally. Only shareholders of the Developing Countries Fund will vote on the approval or disapproval of the Merger.

     Votes cast by proxy or in person at the Meeting will be counted by persons appointed by the Trust to act as tellers for the Meeting. The tellers will count the total number of votes cast "for" approval of the proposal for purposes of determining whether sufficient affirmative votes have been cast. The tellers will count shares represented by proxies that withold authority to vote or that reflect abstentions or "broker non-votes" (i.e., shares held by a broker or nominee as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. Abstentions and broker non-votes will have no effect on the proposal to approve the Merger.

     Other Business.The Board of Trustees knows of no other business to be brought before the Meeting. However, if any other matters properly come before the Meeting, it is the Board's intention that proxies which do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named as proxies in the enclosed form of proxy.

     Shares Outstanding and Beneficial Ownership. As of the Record Date, as shown on the books of the Trust, there were issued and outstanding
Class A shares and           Class C shares of the Developing Countries Fund.

     As of the Record Date, to the Trust's knowledge, the shareholders who owned of record or beneficially 5% or more of the outstanding shares of either Fund were as follows:



                                                   Percentage     Percentage of Fund's
Shareholder                       Shares Owned      of Class       Outstanding Shares
------------------------------   --------------   ------------   ---------------------
Developing Countries Fund
 Class A Shares
   Charles Schwab & Company
   Inc.
   Reinvest Account
   Attn. Mutual Funds Dept.
   101 Montgomery Street
   San Francisco, CA
   94104-4122
   National Financial Services
   Corp.
   FBO The Exclusive Benefit
   of our Customers
   #4402087521
   P.O. Box 3908 Church Street
   Station
   New York, NY 10008-3908
 Class C Shares
(To Be Supplied) .............
Partners Fund
 Class A Shares
   Charles Schwab & Company
   Inc.
   Reinvest Account
   Attn. Mutual Funds Dept.
   101 Montgomery Street
   San Francisco, CA
   94104-4122
   National Financial Services
   Corp.
   FBO The Exclusive Benefit
   of our Customers
   #4402087521
   P.O. Box 3908 Church Street
   Station
   New York, NY 10008-3908
 Class C Shares
(To be supplied) .............


     As of the Record Date, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the outstanding shares of each Class of the Developing Countries Fund and the Partners Fund.

     Solicitation of Proxies. The costs of solicitation of proxies will be borne by the Developing Countries Fund and the Partners Fund in the same proportions as their respective aggregate net asset values bear to each other.

Solicitation of proxies by personal interview, mail, telephone, and telegraph may be made by officers and Trustees of the Trust and employees of RSIM and its affiliates (who will receive no compensation therefor in addition to their regular salaries).

     The Trust may also arrange to have votes recorded by telephone. The telephone voting procedure is designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that their instructions have been properly recorded. The Trust has been advised by counsel that these procedures are consistent with the requirements of applicable law. If these procedures were subject to a successful legal challenge, such votes would not be counted at the Meeting. The Trust is unaware of any such challenge at this time. Shareholders would be called at the phone number the Trust (or a shareholder's financial institution) has in its records for their accounts, and would be asked for their Social Security number or other identifying information. The shareholders would then be given an opportunity to authorize proxies to vote their shares at the Meeting in accordance with their instructions. To ensure that the shareholders' instructions have been recorded correctly, they will also receive a confirmation of their instructions in the mail. A special toll-free number will be available in case the information contained in the information is incorrect.

     Revocation of Proxies. Any shareholder giving a proxy has the power to revoke it at any time before it is exercised by sending or delivering a written revocation to the Secretary of the Trust (which will be effective when it is received by the Secretary), by properly executing a later-dated proxy, or by attending the Meeting, requesting return of such proxy, and voting in person. All properly executed proxies received in time for the Meeting will be voted in accordance with the specification made, or, if no specification is made, FOR the proposal to implement the Merger.

     Shareholder Proposals at Future Meetings of Shareholders. The Declaration of Trust does not provide for annual meetings of shareholders, and the Trust does not currently intend to hold such a meeting in 1998. Shareholder proposals for inclusion in a proxy statement for any subsequent meeting of the Trust's shareholders must be received by the Trust a reasonable period of time prior to any such meeting. If the Merger is consummated, the Developing Countries Fund's
existence will terminate in August   , 1998 or shortly thereafter, after which
there would be no meetings of the shareholders of the Developing Countries Fund


     Adjournment. In the event that sufficient votes in favor of the Merger proposal are not received by the time scheduled for the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting for a period or periods of not more than 60 days in the aggregate to permit further solicitation of proxies. In addition, if, in the judgment of the persons named as proxies, subsequent developments make it advisable to defer action on the Merger, the persons named as proxies may propose one or more adjournments of the Meeting for a reasonable period of time in order to defer action of the Merger. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of such adjournment those proxies which they are entitled to vote in favor of the Merger. They will vote against any such adjournment those proxies which they have been instructed to vote against the Merger, and they will vote to abstain any such proxies which they are required to abstain from voting on the Merger. The costs of any such additional solicitation and of any adjourned session will be borne by the Developing Countries Fund and the Partners Fund in the same proportions as their respective aggregate net asset values bear to each other.


August   , 1998

                                                                     APPENDIX A


                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan or Reorganization (the "Agreement") is made as of
July   , 1998 in San Francisco, California, by and between Robertson Stephens
Investment Trust, a Massachusetts business trust (the "Robertson Stephens Trust"), on behalf of its Robertson Stephens Developing Countries Fund series (the "Acquired Fund"), and the Robertson Stephens Trust, on behalf of its Robertson Stephens Partners Fund series (the "Acquiring Fund").


Plan of Reorganization

     (a) The Acquired Fund will sell, assign, convey, transfer, and deliver to the Acquiring Fund on the Exchange Date (as defined in Section 6) all of its properties and assets. In consideration therefor, the Acquiring Fund will, on the Exchange Date, assume all of the liabilities of the Acquired Fund existing at the Valuation Time (as defined in Section 3(c)) and deliver to the Acquired Fund (i) a number of full and fractional Class A shares of beneficial interest of the Acquiring Fund (the "Class A Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date, and (ii) a number of full and fractional Class C shares of beneficial interest of the Acquiring Fund (the "Class C Merger Shares") having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class C shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class C shares of the Acquired Fund assumed by the Acquiring Fund on that date. (The Class A Merger Shares and the Class C Merger Shares are referred to collectively herein as the "Merger Shares.")

     (b) Upon consummation of the transactions described in paragraph (a) of this Agreement, the Acquired Fund shall distribute in complete liquidation to its Class A and Class C shareholders of record as of the Exchange Date the Class A and Class C Merger Shares of the Acquiring Fund, each such shareholder being entitled to receive that proportion of such Class A and Class C Merger Shares which the number of Class A and Class C shares of beneficial interest of the Acquired Fund held by such shareholder bears to the number of Class A and Class C shares of the Acquired Fund outstanding on such date. Certificates representing the Merger Shares will not be issued. All issued and outstanding shares of the Acquired Fund will simultaneously be canceled on the books of the Acquired Fund.

     (c) As promptly as practicable after the liquidation of the Acquired Fund as aforesaid, the Acquired Fund shall be dissolved pursuant to the provisions of the Agreement and Declaration of Trust of the Robertson Stephens Trust, as amended, and applicable law, and its legal existence terminated. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund up to and including the Exchange Date and, if applicable, such later date on which the Acquired Fund is liquidated.


Agreement

     The Acquiring Fund and the Acquired Fund agree as follows:

     1. Representations, Warranties, and Agreements of the Acquiring Fund. The Acquiring Fund represents and warrants to and agrees with the Acquired Fund that:

       a. The Acquiring Fund is a series of shares of the Robertson Stephens Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out its obligations under this Agreement. The Robertson Stephens Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure so to qualify would not have a material adverse effect on the Robertson Stephens Trust. Each of the Robertson Stephens Trust and the Acquiring Fund has all necessary federal, state, and local authorizations to carry on its business as now being conducted and to carry out this Agreement.

       b. The Robertson Stephens Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

       c. A statement of assets and liabilities, statements of operations, statements of changes in net assets, and a schedule of investments (indicating their market values) of the Acquiring Fund as of and for the year ended December 31, 1997 have been furnished to the Acquired Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquiring Fund as of their date and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the period covered thereby in conformity with generally accepted accounting principles.

       d. The current prospectuses and statement of additional information of the Robertson Stephens Trust, each dated March 1, 1998, as revised or supplemented to this date (collectively, the "Robertson Stephens Prospectus"), which have previously been furnished to the Acquired Fund, did not as of such date and do not contain as of the date hereof, with respect to the Robertson Stephens Trust and the Acquiring Fund, any untrue statements of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

       e. There are no material legal, administrative, or other proceedings pending or, to the knowledge of the Robertson Stephens Trust or the Acquiring Fund, threatened against the Robertson Stephens Trust or the Acquiring Fund, which assert liability on the part of the Robertson Stephens Trust or the Acquiring Fund. The Acquiring Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.

       f. To the best of its knowledge and except as previously disclosed to the Acquired Fund by the Acquiring Fund, the Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown belonging to it on its statement of assets and liabilities as of December 31, 1997, those incurred in the ordinary course of its business as an investment company since December 31, 1997 and those to be assumed pursuant to this Agreement. Prior to the Exchange Date, the Acquiring Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquired Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to December 31, 1997, whether or not incurred in the ordinary course of business.

       g. As of the Exchange Date, the Acquiring Fund will have filed all federal and other tax returns and reports which, to the knowledge of the Robertson Stephens Trust's officers, are required to be filed by the Acquiring Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquiring Fund. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

       h. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the "1933 Act"), the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, and state securities or blue sky laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico).

       i. The registration statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "Commission") by the Robertson Stephens Trust on Form N-14 on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in Section 7(a) herein (together with the documents incorporated therein by reference, the "Acquired Fund Proxy Statement"), on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the prospectuses which are contained in the Registration Statement, as amended or supplemented by any amendments or supplements filed with the Commission by the Robertson Stephens Trust, and the Acquired Fund Proxy Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquired Fund to the Acquiring Fund or the Robertson Stephens Trust specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

       j. There are no material contracts outstanding to which the Acquiring Fund is a party, other than as are or will be disclosed in the Robertson Stephens Prospectus, the Registration Statement, or the Acquired Fund Proxy Statement.

       k. The Acquiring Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Sections 851 and 852 of the Internal Revenue Code of 1986, as amended (the "Code").

       l. The issuance of the Merger Shares pursuant to this Agreement will be in compliance with all applicable federal and state securities laws.

       m. The Merger Shares to be issued to the Acquired Fund have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and non-assessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

       n. All issued and outstanding shares of the Acquiring Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid, and non-assessable by the Acquiring Fund. The Acquiring Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Acquiring Fund shares, nor is there outstanding any security convertible into any Acquiring Fund shares.

     2. Representations, Warranties, and Agreements of the Acquired Fund. The Acquired Fund represents and warrants to and agrees with the Acquiring Fund that:

       a. The Acquired Fund is a series of shares of the Robertson Stephens Trust, a Massachusetts business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts, and has power to own all of its properties and assets and to carry out this Agreement. The Robertson Stephens Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Robertson Stephens Trust. Each of the Robertson Stephens Trust and the Acquired Fund has all necessary federal, state, and local authorizations to own all of its properties and assets and to carry on its business as now being conducted and to carry out this Agreement.

       b. The Robertson Stephens Trust is registered under the 1940 Act as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

       c. A statement of assets and liabilities, statement of operations, statement of changes in net assets, and a schedule of investments (indicating their market values) of the Acquired Fund as of and for the fiscal year ended December 31, 1997 have been furnished to the Acquiring Fund. Such statement of assets and liabilities and schedule fairly present the financial position of the Acquired Fund as of their date, and such statements of operations and changes in net assets fairly reflect the results of its operations and changes in net assets for the period covered thereby, in conformity with generally accepted accounting principles.

       d. The Robertson Stephens Prospectus, which has been previously furnished to the Acquiring Fund, did not contain as of March 1, 1998 and does not contain, with respect to the Robertson Stephens Trust and the Acquired Fund, any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

       e. There are no material legal, administrative, or other proceedings pending or, to the knowledge of the Robertson Stephens Trust or the Acquired Fund, threatened against the Robertson Stephens Trust or the Acquired Fund, which assert liability on the part of the Robertson Stephens Trust or the Acquired Fund. The Acquired Fund knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.


       f. There are no material contracts outstanding to which the Acquired Fund is a party, other than as are or will be disclosed in the Robertson Stephens Trust's registration statement on Form N-1A or the Robertson Stephens Prospectus.

       g. To the best of its knowledge and except as previously disclosed to the Acquiring Fund by the Acquired Fund, the Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on the Acquired Fund's statement of assets and liabilities as of December 31, 1997 referred to above and those incurred in the ordinary course of its business as an investment company since such date. Prior to the Exchange Date, the Acquired Fund will endeavor to quantify and to reflect on its balance sheet all of its material known liabilities and will advise the Acquiring Fund of all material liabilities, contingent or otherwise, incurred by it subsequent to December 31, 1997, whether or not incurred in the ordinary course of business.

       h. As of the Exchange Date, the Acquired Fund will have filed all federal and other tax returns and reports which, to the knowledge of the Robertson Stephens Trust's officers, are required to be filed by the Acquired Fund and has paid or will pay all federal and other taxes shown to be due on said returns or on any assessments received by the Acquired Fund. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted, and no question with respect thereto has been raised or is under audit, by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

       i. At the Exchange Date, the Robertson Stephens Trust, on behalf of the Acquired Fund, will have full right, power, and authority to sell, assign, transfer, and deliver the Investments (as defined below) and any other assets and liabilities of the Acquired Fund to be transferred to the Acquiring Fund pursuant to this Agreement. At the Exchange Date, subject only to the delivery of the Investments and any such other assets and liabilities as contemplated by this Agreement, the Acquiring Fund will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens, or security interests whatsoever and without any restrictions upon the transfer thereof. As used in this Agreement, the term "Investments" shall mean the Acquired Fund's investments shown on the schedule of its investments as of December 31, 1997 referred to in Section 2(c) hereof, as supplemented with such changes in the portfolio as the Acquired Fund shall make, and changes resulting from stock dividends, stock split-ups, mergers, and similar corporate actions through the Exchange Date.

       j. No registration under the 1933 Act of any of the Investments would be required if they were, as of the time of such transfer, the subject of a public distribution by either of the Acquiring Fund or the Acquired Fund, except as previously disclosed to the Acquiring Fund by the Acquired Fund.

       k. No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, 1934 Act, the 1940 Act, or state securities or blue sky laws.

       l. The Registration Statement and the Acquired Fund Proxy Statement, on the effective date of the Registration Statement, (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time of the shareholders meeting referred to in Section 7(a) and on the Exchange Date, the Acquired Fund Proxy Statement and the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement or the Acquired Fund Proxy Statement made in reliance upon and in conformity with information furnished in writing by the Acquiring Fund to the Acquired Fund or the Robertson Stephens Trust specifically for use in the Registration Statement or the Acquired Fund Proxy Statement.

       m. The Acquired Fund qualifies and will at all times through the Exchange Date qualify for taxation as a "regulated investment company" under Section 851 and 852 of the Code.

       n. All issued and outstanding shares of the Acquired Fund are, and at the Exchange Date will be, duly authorized, validly issued, fully paid, and nonassessable by the Acquired Fund. The Acquired Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, nor is there outstanding any security convertible into any of the Acquired Fund shares.

   3. Reorganization.

       a. Subject to the requisite approval of the shareholders of the Acquired Fund and to the other terms and conditions contained herein (including the Acquired Fund's obligation to distribute to its shareholders all of its investment company taxable income and net capital gain as described in
   Section 8(k) hereof), the Acquired Fund agrees to sell, assign, convey, transfer, and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Exchange Date all of the Investments and all of the cash and other properties and assets of the Acquired Fund, whether accrued or contingent (including cash received by the Acquired Fund upon the liquidation by the Acquired Fund of any investments), in exchange for that number of shares of beneficial interest of the Acquiring Fund provided for in Section 4 and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, whether accrued or contingent, existing at the Valuation Time (as defined below) except for the Acquired Fund's liabilities, if any, arising in connection with this Agreement. Pursuant to this Agreement, the Acquired Fund will, as soon as practicable after the Exchange Date, distribute all of the Merger Shares received by it to the shareholders of the Acquired Fund in exchange for their Class A and Class C shares of the Acquired Fund.

       b. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest, cash, or such dividends, rights, and other payments received by it on or after the Exchange Date with respect to the Investments and other properties and assets of the Acquired Fund, whether accrued or contingent, received by it on or after the Exchange Date. Any such distribution shall be deemed included in the assets transferred to the Acquiring Fund at the Exchange Date and shall not be separately valued unless the securities in respect of which such distribution is made shall have gone "ex" such distribution prior to the Valuation Time, in which case any such distribution which remains unpaid at the Exchange Date shall be included in the determination of the value of the assets of the Acquired Fund acquired by the Acquiring Fund.

       c. The Valuation Time shall be 4:30 p.m. Eastern time on the Exchange Date or such earlier or later day as may be mutually agreed upon in writing by the parties hereto (the "Valuation Time").

     4. Exchange Date: Valuation Time. On the Exchange Date, the Acquiring Fund will deliver to the Acquired Fund (i) a number of full and fractional Class A Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class A shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class A shares of the Acquired Fund assumed by the Acquiring Fund on that date and (ii) a number of full and fractional Class C Merger Shares having an aggregate net asset value equal to the value of the assets of the Acquired Fund attributable to Class C shares of the Acquired Fund transferred to the Acquiring Fund on such date less the value of the liabilities of the Acquired Fund attributable to Class C shares of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this Section 4.

       a. The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Class A and Class C shares of the Acquired Fund, and the value of the liabilities attributable to the Class A and Class C shares of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

       b. The net asset value of the Class A and Class C Merger Shares shall be computed in the manner set forth in the Robertson Stephens Prospectus. The value of the assets and liabilities of the Class A and Class C shares of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

       c. No adjustments shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

       d. The Acquired Fund shall distribute the Class A Merger Shares to the Class A shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class A Acquired Fund shareholder in accordance with such written instructions. The Acquired Fund shall distribute the Class C Merger Shares to the Class C shareholders of the Acquired Fund by furnishing written instructions to the Acquiring Fund's transfer agent, which will as soon as practicable set up open accounts for each Class C Acquired Fund shareholder in accordance with such written instructions.

       e. The Acquiring Fund shall assume all liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, pursuant to this Agreement.

   5. Expenses, Fees, Etc.

       a. All legal and accounting fees and expenses, printing, filing, and proxy solicitation expenses, portfolio transfer taxes (if any), brokerage, and similar expenses incurred in connection with the transactions contemplated by the Agreement will be borne by the Acquiring Fund and the Acquired Fund in the same proportion as their respective aggregate net asset values bear to each other, whether or not such transactions are consummated. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by the other party of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

       b. Notwithstanding any other provision of this Agreement, if for any reason the transactions contemplated by this Agreement are not consummated, no party shall be liable to the other party for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

     6. Exchange Date. Delivery of the assets of the Acquired Fund to be transferred, assumption of the liabilities of the Acquired Fund to be assumed, and the delivery of the Merger Shares to be issued shall be made at the offices of Ropes & Gray, One International Place, Boston, Massachusetts 02110 as of
August   , 1998, or at such other date agreed to by the Acquiring Fund and the
Acquired Fund, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

   7. Meetings of Shareholders; Dissolution.

       a. The Robertson Stephens Trust, on behalf of the Acquired Fund, agrees to call a meeting of the Acquired Fund's shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of its assets to and the assumption of all of its liabilities by the Acquiring Fund as herein provided, adopting this Agreement, and authorizing the liquidation and dissolution of the Acquired Fund.

       b. The Acquired Fund agrees that the liquidation and dissolution of the Acquired Fund will be effected in the manner provided in the Robertson Stephens Trust's Agreement and Declaration of Trust in accordance with applicable law and that on and after the Exchange Date, the Acquired Fund shall not conduct any business except in connection with its liquidation and dissolution.

       c. The Acquiring Fund has, in consultation with the Acquired Fund and based in part on information furnished by the Acquired Fund, filed the Registration Statement with the Commission. The Acquired Fund and the Acquiring Fund will cooperate with each other and will furnish to each other the information relating to itself required by the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder to be set forth in the Registration Statement.

     8. Conditions to the Acquiring Fund's Obligations. The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

       a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

       b. That the Acquired Fund shall have furnished to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, with values determined as provided in Section 4 of this Agreement, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by the Robertson Stephens Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, that there has been no material adverse change in the financial position of the Acquired Fund since December 31, 1997, other than changes in the Investments and other assets of the Acquired Fund, or changes due to dividends paid or losses from operations.

       c. That the Acquired Fund shall have furnished to the Acquiring Fund a statement, dated the Exchange Date, signed by the Robertson Stephens Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates and the Acquired Fund has complied with all the agreements and satisfied all the conditions on its part to be performed or satisfied at or prior to such dates.

       d. That the Acquired Fund shall have delivered to the Acquiring Fund a letter from Price Waterhouse LLP dated the Exchange Date reporting on the results of applying certain procedures agreed upon by the Acquiring Fund and described in such letter, which limited procedures relate to schedules of the tax provisions and qualifying tests for regulated investment companies as prepared for the fiscal year ended December 31, 1997 and the period from December 31, 1997 to the Exchange Date (the latter period being based on unaudited data).

       e. That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

       f. That the Acquiring Fund shall have received an opinion of Ropes & Gray dated the Exchange Date, to the effect that (i) this Agreement has been duly authorized, executed, and delivered by the Robertson Stephens Trust on behalf of the Acquired Fund and, assuming that the Registration Statement, the Robertson Stephens Prospectus, and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act, and the 1940 Act and assuming due authorization, execution, and delivery of this Agreement by the Robertson Stephens Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Robertson Stephens Trust and the Acquired Fund; (ii) the Robertson Stephens Trust, on behalf of the Acquired Fund, has power to sell, assign, convey, transfer, and deliver the assets contemplated hereby and, upon consummation of the transactions contemplated hereby in accordance with the terms of this Agreement, the Acquired Fund will have duly sold, assigned, conveyed, transferred, and delivered such assets to the Acquiring Fund; (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Robertson Stephens Trust's Agreement and Declaration of Trust or By-Laws or any provision of any agreement know to such counsel to which the Robertson Stephens Trust or the Acquired Fund is a party or by which it is bound; and (iv) no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Robertson Stephens Trust on behalf of the Acquired Fund of the transactions contemplated hereby, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities or blue sky laws.

       g. That the assets of the Acquired Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund, by reason of charter limitations or of investment restrictions disclosed in the Registration Statement in effect on the Exchange Date, may not properly acquire.

       h. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Robertson Stephens Trust or the Acquiring Fund, threatened by the Commission.

       i. That the Robertson Stephens Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

       j. That all actions taken by the Robertson Stephens Trust on behalf of the Acquired Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund and its counsel.

       k. That, prior to the Exchange Date, the Acquired Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders of the Acquired Fund (i) all of the excess of (x) the Acquired Fund's investment income excludable from gross income under Section 103(a) of the Code over
   (y) the Acquired Fund's deductions disallowed under Sections 265 and 171(a)(2) of the Code, (ii) all of the Acquired Fund's investment company taxable income (as defined in Section 852 of the Code) for its taxable years ending on or after December 31, 1997 and on or prior to the Exchange Date (computed in each case without regard to any deduction for dividends paid) in each case for its taxable years ending on or after December 31, 1997 and on or prior to the Exchange Date, and (iii) all of the Acquired Fund's net capital gain realized (after reduction for any capital loss carryover), in each case for the taxable year ending on December 31, 1997 and all subsequent taxable periods ending on or prior to the Exchange Date.


       l. That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all of the assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

       m. That the Acquired Fund's transfer agent shall have provided to the Acquiring Fund (i) the originals or true copies of all of the records of the Acquired Fund in the possession of such transfer agent as of the Exchange Date, (ii) a certificate setting forth the number of shares of the Acquired Fund outstanding as of the Valuation Time, and (iii) the name and address of each holder of record of any shares and the number of shares held of record by each such shareholder.

       n. That the Acquiring Fund shall have received from Price Waterhouse LLP a letter addressed to the Acquiring Fund dated as of the Exchange Date satisfactory in form and substance to the Acquiring Fund reporting on the results of applying limited procedures agreed upon by the Acquiring Fund and described in such letter (but not an examination in accordance with generally accepted auditing standards), which limited procedures relate as of the Valuation Time to the procedure customarily utilized by the Acquired Fund in valuing its assets and issuing its shares.

     9. Conditions to the Acquired Fund's Obligations. The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

       a. That this Agreement shall have been adopted and the transactions contemplated hereby shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund entitled to vote.

       b. That the Acquiring Fund shall have furnished to the Acquired Fund a statement of the Acquiring Fund's net assets, together with a list of portfolio holdings with values determined as provided in Section 4, all as of the Valuation Time, certified on the Acquiring Fund's behalf by the Robert Stephens Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer), and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of the Acquiring Fund since December 31, 1997, other than changes in its portfolio securities since that date, changes in the market value of the portfolio securities or changes due to net redemptions, dividends paid or losses from operations.

       c. That the Robertson Stephens Trust, on behalf of the Acquiring Fund, shall have executed and delivered to the Acquired Fund an Assumption of Liabilities dated as of the Exchange Date pursuant to which the Acquiring Fund will assume all of the liabilities of the Acquired Fund existing at the Valuation Time in connection with the transactions contemplated by this Agreement, other than liabilities arising pursuant to this Agreement.

       d. That the Acquiring Fund shall have furnished to the Acquired Fund a statement, dated the Exchange Date, signed by the Robertson Stephens Trust's President (or any Vice President) and Treasurer (or any Assistant Treasurer) certifying that as of the Valuation Time and as of the Exchange Date all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

       e. That there shall not be any material litigation pending or threatened with respect to the matters contemplated by this Agreement.

       f. That the Acquired Fund shall have received an opinion of Ropes & Gray dated the Exchange Date, to the effect that (i) the Merger Shares to be delivered to the Acquired Fund as provided for by this Agreement are duly authorized and upon such delivery will be validly issued and will be fully paid and non-assessable by the Robertson Stephens Trust and the Acquiring Fund and no shareholder of the Acquiring Fund has any preemptive right to subscription or purchase in respect thereof; (ii) this Agreement has been duly authorized, executed, and delivered by the Robertson Stephens Trust on behalf of the Acquiring Fund and, assuming that the Robertson Stephens Prospectus, the Registration Statement, and the Acquired Fund Proxy Statement comply with the 1933 Act, the 1934 Act, and the 1940 Act and assuming due authorization, execution, and delivery of this Agreement by the Robertson Stephens Trust on behalf of the Acquired Fund, is a valid and binding obligation of the Robertson Stephens Trust and the Acquiring Fund;
   (iii) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, violate the Robertson Stephens Trust's Agreement and Declaration of Trust or By-Laws, or any provision of any agreement known to such counsel to which the Robertson Stephens Trust or the Acquiring Fund is a party or by which it is bound; (iv) no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Robertson Stephens Trust on behalf of the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act, and the 1940 Act and such as may be required under state securities or blue sky laws; and (v) the Registration Statement has become effective under the 1933 Act, and to the best knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued and no proceedings for that purpose have been instituted or are pending or contemplated under the 1933 Act.

       g. That all actions taken by the Robertson Stephens Trust on behalf of the Acquiring Fund in connection with the transactions contemplated by this Agreement and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund and its counsel.

       h. That the Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Robertson Stephens Trust or the Acquiring Fund, threatened by the Commission.

       i. That the Robertson Stephens Trust shall have received from the Commission and any relevant state securities administrator such order or orders as are reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act, and any applicable state securities or blue sky laws in connection with the transactions contemplated hereby, and that all such orders shall be in full force and effect.

       j. The Board of Trustees of the Trust shall not have concluded in the good faith exercise of its fiduciary duty that the transactions contemplated hereby would not be in the best interests of the shareholders of the Acquired Fund.

   10. Indemnification.

       a. The Acquired Fund will indemnify and hold harmless, out of the assets of the Acquired Fund (which shall be deemed to include the assets of the Acquiring Fund represented by the Merger Shares following the Exchange
   Date) but no other assets, the Acquiring Fund and the trustees and officers of the Robertson

   Stephens Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages, and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit, or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquired Fund contained in the Registration Statement, the Robertson Stephens Prospectus, the Acquired Fund Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon the omission or alleged omission to state in any of the foregoing a material fact relating to the Acquired Fund required to be stated therein or necessary to make the statements relating to the Acquired Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit, or proceeding, or threatened claim, action, suit, or proceeding made with the consent of the Robertson Stephens Trust or the Acquired Fund. The Indemnified Parties will notify the Robertson Stephens Trust and the Acquired Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(a). The Acquired Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Section 10(a), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit, or proceeding, and if the Acquired Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit, or proceeding at their expense. The Acquired Fund's obligation under Section 10(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquired Fund will pay in the first instance any expenses, losses, claims, damages, and liabilities required to be paid by it under this
   Section 10(a) without the necessity of the Indemnified Parties' first paying the same.

       b. The Acquiring Fund will indemnify and hold harmless, out of the assets of the Acquiring Fund but no other assets, the Acquired Fund and the trustees and officers of the Robertson Stephens Trust (for purposes of this subparagraph, the "Indemnified Parties") against any and all expenses, losses, claims, damages, and liabilities at any time imposed upon or reasonably incurred by any one or more of the Indemnified Parties in connection with, arising out of, or resulting from any claim, action, suit, or proceeding in which any one or more of the Indemnified Parties may be involved or with which any one or more of the Indemnified Parties may be threatened by reason of any untrue statement or alleged untrue statement of a material fact relating to the Acquiring Fund contained in the Registration Statement, the Robertson Stephens Prospectus, the Acquired Fund Proxy Statement, or any amendment or supplement to any of the foregoing, or arising out of or based upon, the omission or alleged omission to state in any of the foregoing a material fact relating to the Acquiring Fund required to be stated therein or necessary to make the statements relating to the Acquiring Fund therein not misleading, including, without limitation, any amounts paid by any one or more of the Indemnified Parties in a reasonable compromise or settlement of any such claim, action, suit, or proceeding, or threatened claim, action, suit, or proceeding, made with the consent of the Robertson Stephens Trust or the Acquiring Fund. The Indemnified Parties will notify the Robertson Stephens Trust and the Acquiring Fund in writing within ten days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Party as to any matters covered by this Section 10(b). The Acquiring Fund shall be entitled to participate at its own expense in the defense of any claim, action, suit, or proceeding covered by this Section

   10(b), or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit, or proceeding, and, if the Acquiring Fund elects to assume such defense, the Indemnified Parties shall be entitled to participate in the defense of any such claim, action, suit, or proceeding at their own expense. The Acquiring Fund's obligation under this Section 10(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Acquiring Fund will pay in the first instance any expenses, losses, claims, damages, and liabilities required to be paid by it under this Section 10(b) without the necessity of the Indemnified Parties' first paying the same.

     11. No Broker, Etc. Each of the Acquired Fund and the Acquiring Fund represents that there is no person who has dealt with it or the Robertson Stephens Trust who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transactions contemplated by this Agreement.


     12. Termination. The Acquired Fund and the Acquiring Fund may, by mutual consent of the trustees of the Robertson Stephens Trust on behalf of each fund, terminate this Agreement, and the Acquired Fund or the Acquiring Fund, after consultation with counsel and by consent of their respective trustees or an officer authorized by such trustees, may waive any condition to their respective obligations hereunder. If the transactions contemplated by this Agreement have not been substantially completed by October 31, 1998, this Agreement shall automatically terminate on that date unless a later date is agreed to by the Acquired Fund and the Acquiring Fund.


     13. Rule 145. Pursuant to Rule 145 under the 1933 Act, the Acquiring Fund will, in connection with the issuance of any Merger Shares to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

       "THESE SHARES MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO THE PARTNERS FUND OR ITS PRINCIPAL UNDERWRITER UNLESS (I) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (II) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO THE FUND SUCH REGISTRATION IS NOT REQUIRED."

and, further, the Acquiring Fund will issue stop transfer instructions to the Acquiring Fund's transfer agent with respect to such shares. The Acquired Fund will provide the Acquiring Fund on the Exchange Date with the name of any Acquired Fund shareholder who is to the knowledge of the Acquired Fund an affiliate of the Acquired Fund on such date.

     14. Covenants, Etc. Deemed Material. All covenants, agreements, representations, and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding an investigation made by them or on their behalf.

     15. Sole Agreement; Amendments; Governing Law. This Agreement supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may not be changed except by a letter of agreement signed by each party hereto, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

     16. Declaration of Trust. A copy of the Agreement and Declaration of Trust of the Robertson Stephens Trust is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the trustees of the Robertson Stephens Trust on behalf of the Acquired Fund and on behalf of the Acquiring Fund, as trustees and not individually and that the obligations of this instrument are not binding upon any of the trustees, officers, or shareholders of the Robertson Stephens Trust individually but are binding only upon the assets and property of the Acquired Fund and the Acquiring Fund, as the case may be.



                                     ROBERTSON STEPHENS INVESTMENT TRUST,
                                     on behalf of its Robertson Stephens
                                     Developing Countries Fund

                                     By:
                                         -------------------------
                                         Name: Andrew P. Pilara, Jr.
                                         Title: President


                                     ROBERTSON STEPHENS INVESTMENT TRUST,
                                     on behalf of its Robertson Stephens
                                     Partners Fund

                                     By:
                                         -------------------------
                                         Name: Andrew P. Pilara, Jr.
                                         Title: President

                           ROBERTSON STEPHENS MUTUAL FUNDS

                                      FORM N-14
                                        PART B


                         STATEMENT OF ADDITIONAL INFORMATION

                                August __, 1998


     This Statement of Additional Information (the "SAI") relates to the proposed merger (the "Merger") of the Robertson Stephens Developing
Countries Fund (the "Acquired Fund"), a series of Robertson Stephens Investment Trust, a Massachusetts business trust (the "Trust"), into the Robertson Stephens Partners Fund (the "Acquiring Fund"), another series of the Trust.

     This SAI contains information which may be of interest to shareholders but which is not included in the Prospectus/Proxy Statement dated August __, 1998 (the "Prospectus/Proxy Statement") of the Trust which relates to the Merger. As described in the Prospectus/Proxy Statement, the Merger would involve the transfer of all the assets of the Acquired Fund to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption of all the liabilities of the Acquired Fund. The Acquired Fund would distribute the Acquiring Fund shares it receives to its shareholders in complete liquidation of the Acquired Fund.


     This SAI is not a prospectus and should be read in conjunction with the Prospectus/Proxy Statement. The Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is available upon request and without charge by writing to the Trust at 555 California Street, San Francisco, California 94104 or by calling 1-800-766-3863.

                                  TABLE OF CONTENTS




Item                                                                      Page
----                                                                      ----

I.   Additional Information about the Acquiring and Acquired Funds. .      3

II.  Financial Statements . . . . . . . . . . . . . . . . . . . . . .      3


                                        SAI-2

I.  ADDITIONAL INFORMATION ABOUT THE ACQUIRING AND ACQUIRED FUNDS.

     This SAI is accompanied by the current Statement of Additional Information of the Trust, dated March 1, 1998, which provides further information relating to the Acquired and Acquiring Funds, including information in respect of their investment objectives, policies, and financial histories.

     The following documents, which have previously been filed with the Securities and Exchange Commission, have been incorporated by reference into Part A of this Registration Statement:

(1) Prospectus relating to Class A shares of the Trust dated March 1, 1998 (Registration Nos. 33-16439 and 811-5159).

(2) Prospectus relating to Class C shares of the Trust dated March 1, 1998 (Registration Nos. 33-16439 and 811-5159).

(3) Statement of Additional Information of the Trust dated March 1, 1998 (Registration Nos. 33-16439 and 811-5159).


(4) The financial statements and report of independent accountant contained in the Annual Report to Shareholders of the Robertson Stephens Developing Countries Low-Priced Stock Fund for the year ended December 31, 1997 (Registration Nos. 33-16439 and 811-5159).


(5) The financial statements and report of independent accountant contained in the Annual Report to Shareholders of the Robertson Stephens Partners Fund for the year ended December 31, 1997 (Registration Nos. 33-16439 and 811-5159).


 II.  FINANCIAL STATEMENTS.

     This SAI is accompanied by the Annual Reports of the Acquired and Acquiring Funds for the year ended December 31, 1997, each of which contains historical financial information regarding such Funds. Such reports have been filed with the Securities and Exchange Commission and the financial statements and report of independent accountant contained in each report are incorporated herein by reference.


                                      SAI-3

                             DEVELOPING COUNTRIES FUND
                         ROBERTSON STEPHENS INVESTMENT TRUST
                       PROXY SOLICITED BY THE BOARD OF TRUSTEES

                          PROXY FOR MEETING OF SHAREHOLDERS
                                AUGUST ___, 1998

The undersigned hereby appoints G. Randall Hecht, Terry R. Otton, and Dana K. Welch, and each of them separately, proxies, with power of substitution to each, and hereby authorizes them to represent and to vote, as designated below, at the Meeting of Shareholders of the Trust, on August ___, 1998 at 9:00 a.m., San Francisco time, and at any adjournments thereof, all of the shares of the Developing Countries Fund which the undersigned would be entitled to vote if personally present.


THIS PROXY WHEN PROPERLY EXECUTED WILL BE VOTED IN THE MANNER DIRECTED HEREIN BY THE UNDERSIGNED SHAREHOLDER. IF NO DIRECTION IS MADE, THIS PROXY WILL BE VOTED FOR THE PROPOSAL.

IN THEIR DISCRETION, THE PROXIES ARE AUTHORIZED TO VOTE UPON SUCH OTHER BUSINESS AS MAY PROPERLY COME BEFORE THE MEETING. THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE PROPOSAL.



TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS:        [ ]                         KEEP THIS PORTION FOR YOUR RECORDS
                                                                                              DETACH AND RETURN THIS PORTION ONLY

                                             THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED
DEVELOPING COUNTRIES FUND
                                                                                            FOR             AGAINST      ABSTAIN

 Proposal to approve Agreement and Plan of Reorganization.                                  [ ]               [ ]          [ ]


Please sign your name exactly as it appears on this card. If you are a joint owner, each owner should sign. When signing as executor, administrator, attorney, trustee, or guardian, or as custodian for a minor, please give your full title as such. If you are signing for a corporation, please sign the full corporate name and indicate the signer's office. If you are a partner, sign in the partnership name.


- - ----------------------------------             -------------                    ------------------------           -------------
Signature [PLEASE SIGN WITHIN BOX]                  Date                        Signature (Joint Owners)                Date


                           ROBERTSON STEPHENS MUTUAL FUNDS

                                      Form N-14

                                        PART C

                                  OTHER INFORMATION

ITEM 15.  INDEMNIFICATION.

     Under the terms of Registrant's By-laws, Article VI, Registrant is required, subject to certain exceptions and limitations, to indemnify and insure its trustees, officers, employees, agents and other persons who may be indemnified by Registrant under the Investment Company Act of 1940 (the "1940 Act").

     Insofar as indemnification for liabilities arising under the Securities Act is permitted to trustees and officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification by Registrant is against public policy as expressed in the Securities Act, and therefore may be unenforceable. In the event that a claim for such indemnification (except insofar as it provides for the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against Registrant by any trustee, officer or controlling person and the Securities and Exchange Commission is still of the same opinion, Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act, and will be governed by the final adjudication of such issue.

     The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


ITEM 16.  EXHIBITS.

     1.(a) Form of Amended and Restated Agreement and Declaration of Trust of Registrant.(C)

     2.        Copy of By-Laws of Registrant as amended through July 22,
               1997.(D)

     3.        Inapplicable.

     4. Form of Agreement and Plan of Reorganization is filed herewith as Appendix to the Prospectus/Proxy Statement set forth as Part A hereof.

     5.        Inapplicable.

     6. Investment Advisory Agreement dated October 1, 1997 between Robertson Stephens & Company Investment Management, L.P. and Registrant (on behalf of Robertson Stephens Partners Fund).(D)

     7.        Distribution Agreement with Edgewood Services, Inc.(D)

     8.        Inapplicable.

     9.        Custodian Agreement between Registrant and State Street Bank and
               Trust.(A)

     10.(a) Distribution Plan Pursuant to Rule 12b-1 dated September 30, 1997 (for Class A shares).(D)

     10.(b) Distribution Plan Pursuant to Rule 12b-1 dated September 30, 1997 (for Class C shares).(D)

     11.       Opinion and Consent of Counsel.*

     12. Form of Opinion and Consent of Counsel regarding certain tax matters.*

     13.(a)    Inapplicable.

     13.(b)    Form of Shareholder Service Plan.(B)

     14.       Consent of Independent Accountants.*

     15.       Inapplicable.

     16.       Powers of attorney for Messrs. Auerbach, Otton, Peterson and
               Pilara.*

     17.       Inapplicable.

               Incorporated by a reference to like-numbered exhibits:

               (A) Previously filed as part of the Post-Effective Amendment No. 8 to the Trust's Registration Statement on Form N-1A (SEC File Nos. 33-16439 and 811-5159) on June 30, 1992
                    (hereinafter, the "Registration Statement").
               (B)  Previously filed as part of the Post-Effective Amendment No.
                    26 to the Registration Statement on January 21, 1996.
               (C)  Previously filed as part of the Post-Effective Amendment No.
                    28 to the Registration Statement on March 24, 1997.
               (D) Previously filed as part of the Post-Effective Amendment No. 30 to the Registration Statement on December 29, 1997.

               *    Filed herewith

ITEM 17.  UNDERTAKINGS.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                      SIGNATURES


     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Francisco in the State of California on the 2nd day of July, 1998.

                         ROBERTSON STEPHENS INVESTMENT TRUST


                         By:      Andrew P. Pilara, Jr.*
                            ----------------------------------------

                         President and Principal Executive Officer


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


SIGNATURE                            TITLE                                         DATE

ANDREW P. PILARA, JR.*               President, Principal Executive
- - ---------------------------          Officer and Trustee                           July 2, 1998
Andrew P. Pilara, Jr.

TERRY R. OTTON*                      Treasurer, Chief Financial Officer,
- - ---------------------------          and Principal Accounting Officer              July 2, 1998
Terry R. Otton

LEONARD B. AUERBACH*                 Trustee                                           July 2, 1998
- - ---------------------------
Leonard B. Auerbach

                                     Trustee                                           July 2, 1998
- - ---------------------------
John W. Glynn, Jr.

JAMES K. PETERSON*                   Trustee                                           July 2, 1998
- - ---------------------------
James K. Peterson



*By /s/ Dana K. Welch
    -------------------------------------
Dana K. Welch, Attorney-in-Fact pursuant to the Powers of Attorney filed herewith.

                                    EXHIBIT INDEX


Exhibit No.              Description
- - -----------              ------------

     11                  Opinion and Consent of Counsel

     12                  Form of Opinion of Cousel regarding certain tax matters

     14                  Consent of Independent Accountants

     16                  Powers of Attorney